Related party transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Mr Anthony [Member]
Related Party Transaction [Line Items]
Rental payment	$ 4	$ 4	$ 4
Mr Andrew [Member]
Related Party Transaction [Line Items]
Rental payment	$ 0	$ 2	$ 7